Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Expenses
Accounts Payable and Accrued Expenses

6.                                      Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consisted of the following at December 31:

	2011	2010

Accounts payable	$106,000	$312,000
Purchase commitment	—	600,000
Deferred Compensation	—	145,000
Accrued expenses	164,000	154,000
	$270,000	$1,211,000